Business Combinations - Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LIABILITIES
Deferred income tax liabilities		$ (37)
Goodwill arising on acquisition		9,451	$ 9,032
Net cash outflow arising on acquisition
Total outflow in the Consolidated Statement of Cash Flows		1,494	351	$ 727
Business combinations [member]
Non-current assets
Property, plant and equipment		609	134	358
Intangible assets		131	31	103
Total non-current assets		740	165	461
Current assets
Inventories		157	23	65
Trade and other receivables	[1]	191	47	73
Cash and cash equivalents		7		11
Total current assets		355	70	149
LIABILITIES
Trade and other payables		(143)	(21)	(82)
Provisions for liabilities		(1)		(7)
Retirement benefit obligations		0		(1)
Lease liabilities		(88)	(12)	(71)
Interest-bearing loans and borrowings and finance leases		(3)		(10)
Current income tax liabilities		0	(1)	10
Deferred income tax liabilities		(37)
Total liabilities		(272)	(34)	(161)
Total identifiable net assets at fair value		823	201	449
Goodwill arising on acquisition	[2]	679	157	310
Non-controlling interests		0		(1)
Total consideration		1,502	358	758
Consideration satisfied by:
Cash payments		1,501	351	738
Deferred consideration (stated at net present cost)		0	4	12
Contingent consideration		1	3	8
Total consideration		1,502	358	758
Net cash outflow arising on acquisition
Cash consideration		1,501	351	738
Less: cash and cash equivalents acquired		(7)		(11)
Total outflow in the Consolidated Statement of Cash Flows		$ 1,494	$ 351	$ 727

[1]	The gross contractual value of trade and other receivables as at the respective dates of acquisition amounted to $192 million (2020: $47 million; 2019: $74 million). The fair value of these receivables is $191 million (all of which is expected to be recoverable) (2020: $47 million; 2019: $73 million).
[2]	The principal factor contributing to the recognition of goodwill on acquisitions entered into by the Group is the realisation of cost savings and other synergies with existing entities in the Group which do not qualify for separate recognition as intangible assets. Due to the asset-intensive nature of operations in the Americas Materials and Europe Materials business segments, no significant separately identifiable intangible assets are recognised on business combinations in these segments. $284 million of the goodwill recognised in respect of acquisitions completed in 2021 is expected to be deductible for tax purposes (2020: $148 million; 2019: $184 million).